Capital and Funding - Reconciliation of Liabilities Arising from Financing Activities (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Cash movement	€ (84)	€ 8,860
Overdrafts [member]
Disclosure of financial liabilities [line items]
Cash movement	€ 2	€ 1